Note 13 - Total Voyage Revenues (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024
Voyage Revenue	$ 0	$ 597,223	$ 0